ENTITY'S ASSETS (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
PROPERTY AND EQUIPMENT {3}
Property and equipment estimated useful life 5 years	$ 24,400	$ 7,925	$ 3,036
Less accumulated depreciation	3,040	(1,234)	0
Property and equipment net	21,360	6,691	3,036
ACQUIRED TECHNOLOGY RIGHTS GROSS, NET
Technology right estimated useful life 15 years	1,635,300	1,635,300	0
Less accumulated amortization	(136,275)	(81,765)	0
Net technology right estimated useful life 15 years	1,499,025	1,553,535	0
WEBSITE DEVELOPMENT COSTS
Website development costs	5,315	5,315	5,315
Accumulated amortization.	(2,403)	(1,869)	(801)
Website development costs Net	$ 2,912	$ 3,446	$ 4,514